Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated December 20, 2019

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statements of Additional Information of the Funds listed below:

Invesco V.I. Equity and Income Fund

Invesco V.I. Growth and Income Fund

Invesco V.I. Managed Volatility Fund

This supplement amends each Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the applicable Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.

Effective December 20, 2019, Thomas Bastian no longer serves as a Portfolio Manager to the Funds. Therefore, all references to Mr. Bastian in the Summary and Statutory Prospectuses and Statements of Additional Information are hereby removed.

Invesco Sup 122019